Share Capital and Additional Paid in Capital Authorized - Summary of Warrant Activity (Details)			3 Months Ended						12 Months Ended
	Jul. 10, 2020 $ / shares shares	Jul. 10, 2020 $ / shares shares	Sep. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Warrants and Rights Note Disclosure [Abstract]
Number of Share Purchase Warrants Outstanding, Beginning balance			12,376,020	17,134,458	19,633,911	21,330,626	22,449,357	17,631,350	17,631,350	7,507,005
Number of Share Purchase Warrants, Issued	2,106,290	2,106,290	10,000,000					4,838,707	4,838,707	16,140,999
Number of Share Purchase Warrants, Exercised				(227,630)	(2,499,453)		(1,078,470)	(20,700)	(1,110,510)	(6,016,654)
Number of Share Purchase Warrants, Expired				(4,530,808)		(1,685,375)	(40,261)		(1,725,636)
Number of Share Purchase Warrants Outstanding, Ending balance			22,376,020	12,376,020	17,134,458	19,645,251	21,330,626	22,449,357	19,633,911	17,631,350
Weighted Average Exercise Price Outstanding, Beginning balance | $ / shares			$ 1.4	$ 1.29	$ 1.18	$ 1.32	$ 1.09	$ 1.05	$ 1.05	$ 0.49
Weighted Average Exercise Price, Issued | $ / shares			1					1.24	1.24	1.22
Weighted Average Exercise Price, Exercised | $ / shares				0.97	0.43		0.48	0.49	0.48	0.49
Weighted Average Exercise Price, Expired | $ / shares				0.99		0.48	0.48		0.48
Weighted Average Exercise Price Outstanding, Ending balance | (per share)	$ 0.5	$ 0.39	$ 1.22	$ 1.4	$ 1.29	$ 1.27	$ 1.32	$ 1.09	$ 1.18	$ 1.05